Platform Development (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Platform Development
Amortization expense platform development	$ 1,060,372	$ 1,037,834	$ 2,129,217	$ 1,958,658	$ 3,890,966	$ 2,660,029